Income Tax Credit - Schedule of Major Components of Income Tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax:
Total current tax	£ 4,261	£ 2,291	£ 2,116
Deferred tax:
In respect of prior years, deferred tax	2,043	1,007	333
Total deferred tax	(38)	110
Income tax credit	4,223	2,401	2,116
Current income tax receivable	4,263	4,225	2,195
Deferred tax	47	81
U.K.
Current tax:
In respect of current year	4,239	2,298	1,906
In respect of prior years	19	3	235
Deferred tax:
Current income tax receivable	4,239	4,207	2,141
U.S.
Current tax:
In respect of current year		(10)	(28)
In respect of prior years	3		3
Deferred tax:
In respect of current year, deferred tax	11	61
In respect of prior years, deferred tax	(49)	49
Current income tax receivable	24	18	£ 54
Deferred tax	£ 47	£ 81